LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	6 Months Ended
Jun. 30, 2025
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
Future policy benefits:
Annuities	$11,287	$10,287
Life Insurance	1,895	1,816
Deferred profit liability:
Annuities	252	242
Life Insurance	86	76
Other contracts and VOBA liability	1,684	1,667
Total future policy benefits	$15,204	$14,088
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$2,353	$2,353
Beginning balance at original discount rate	—	2,507	2,507
Effect of changes in cash flow assumptions	—	65	65
Effect of actual variances from expected experience	(1)	(55)	(56)
Adjusted beginning of period balance	(1)	2,517	2,516
Issuances	742	5	747
Interest accrual	5	48	53
Net premiums collected	(749)	(148)	(897)
Derecognitions (lapses and withdrawals)	3	—	3
Ending balance at original discount rate	—	2,422	2,422
Effect of changes in discount rate assumptions	—	(114)	(114)
Balance, end of period	$—	$2,308	$2,308

Present value of expected future policy benefits:
Balance, beginning of period	$10,287	$4,169	$14,456
Beginning balance at original discount rate	10,518	4,601	15,119
Effect of changes in cash flow assumptions(1)	15	77	92
Effect of actual variances from expected experience	(43)	(56)	(99)
Adjusted beginning of period balance	10,490	4,622	15,112
Issuances	745	5	750
Interest accrual	238	89	327
Benefit payments	(436)	(153)	(589)
Derecognitions (lapses and withdrawals)	28	—	28
Foreign currency translation	384	—	384
Ending balance at original discount rate	11,449	4,563	16,012
Effect of changes in discount rate assumptions	(162)	(360)	(522)
Balance, end of period	$11,287	$4,203	$15,490

Net liability for future policy benefits	11,287	1,895	13,182
Less: Reinsurance recoverables	(12)	(1,311)	(1,323)
Net liability for future policy benefits, after reinsurance recoverable	$11,275	$584	$11,859

Weighted average liability duration of future policy benefits (years)	7	14
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the three months and six months ended June 30, 2025, the Company recognized liability remeasurement losses of $11 million and $31 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions	—	(62)	(62)
Effect of actual variances from expected experience	6	(34)	(28)
Adjusted beginning of period balance	6	3,157	3,163
Issuances	1,280	32	1,312
Interest accrual	9	62	71
Net premiums collected	(1,295)	(162)	(1,457)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	3,090	3,090
Effect of changes in discount rate assumptions	—	(235)	(235)
Balance, end of period	$—	$2,855	$2,855

Present value of expected future policy benefits:
Balance, beginning of period	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions(1)	12	74	86
Effect of actual variances from expected experience	19	(33)	(14)
Adjusted beginning of period balance	5,940	5,318	11,258
Acquisition from business combination	311	—	311
Issuances	1,287	32	1,319
Interest accrual	144	101	245
Benefit payments	(312)	(228)	(540)
Derecognitions (lapses and withdrawals)	1	1	2
Foreign currency translation	(114)	—	(114)
Ending balance at original discount rate	7,257	5,224	12,481
Effect of changes in discount rate assumptions	(353)	(505)	(858)
Balance, end of period	$6,904	$4,719	$11,623

Net liability for future policy benefits	6,904	1,864	8,768
Less: Reinsurance recoverables	(35)	(46)	(81)
Net liability for future policy benefits, after reinsurance recoverable	$6,869	$1,818	$8,687

Weighted average liability duration of future policy benefits (years)	8	16
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the three months and six months ended June 30, 2024, the Company recognized liability remeasurement losses of $48 million and $60 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF JUN. 30 US$ MILLIONS	2025		2024
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$18,614	$11,262	$11,414	$6,877
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,675	$4,203	$10,375	$4,799
Expected future gross premiums	5,482	3,259	14,649	8,507
Total:
Expected future benefit payments	$27,289	$15,465	$21,789	$11,676
Expected future gross premiums	5,482	3,259	14,649	8,507
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended				Six Months Ended
	Gross Premiums or Assessments		Interest Expense		Gross Premiums or Assessments		Interest Expense
	2025	2024	2025	2024	2025	2024	2025	2024
Annuities	$338	$1,313	$105	$137	$761	$2,005	$221	$203
Life Insurance	101	222	21	39	206	335	41	59
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported claims (“IBNR”) claims and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2025	2024
Policy and contract claims, beginning	$7,659	$7,288
Less: Unpaid claims balance, beginning – long-duration	219	198
Gross unpaid claims balance, beginning – short-duration	7,440	7,090
Less: Reinsurance recoverables, beginning	3,083	3,045
Less: Foreign currency translation	1	4
Net balance, beginning – short-duration	4,356	4,041
Add: incurred related to
Current accident year	896	1,177
Prior accident years	20	34
Total incurred claims	916	1,211
Less: paid claims related to
Current accident year	296	306
Prior accident years	655	776
Total paid claims	951	1,082
Net unpaid claims balance, ending – short-duration	4,321	4,170
Add: Foreign currency translation	1	2
Add: Reinsurance recoverables, ending	2,945	3,026
Gross unpaid claims balance, ending – short-duration	7,267	7,198
Add: Unpaid claims balance, ending – long-duration	253	199
Policy and contract claims, ending	$7,520	$7,397
The estimates for ultimate incurred claims attributable to insured events of prior years increased by $20 million and increased by $34 million, respectively, for the six months ended June 30, 2025 and 2024. The unfavorable development during the period in 2025 was primarily related to higher-than-anticipated losses within certain casualty lines, which were partially offset by favorable development in our specialty lines. The unfavorable development during the period in 2024 was primarily related to higher-than-anticipated losses within certain run-off lines.
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims as of June 30, 2025 and December 31, 2024 were $8 million and $7 million, respectively.